Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

11. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2024	Dec 31, 2023
Less than 1 year	16,530	24,029
1 - 3 years	20,632	31,077
3 - 5 years	15,217	4,591
After 5 years	37,551	2
Total lease payments	89,930	59,699
Amounts representing interest	(22,733)	(5,630)
Present value of net lease payments	67,197	54,069
Current portion of lease obligations	(12,206)	(21,068)
Non-current portion of lease obligations	54,991	33,001

Total cash outflow	112,977	21,002
Interest on lease liabilities	11,438	3,908

In May 2024, Vermilion recognized a seven-year lease for a processing facility, in December 2024, Vermilion exercised the right to purchase the processing facility for $78.8 million, extinguishing the lease obligation and resulting in the transfer from right-of-use assets to depletable assets.

In July 2024, Vermilion signed an extension of its existing head office lease from 2027 to 2035. The lease increased right-of-use assets by $30.9 million offset with changes to lease liabilities (current portion reduced by $3.4 million; non-current portion increased by $34.4 million). Vermilion's incremental borrowing rate at the time of signing the lease was 7.0%.